2. SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expected dividend yield	0.00%	0.00%
Volatility factor		90.00%
Minimum [Member]
Risk-free interest rate	0.43%	0.28%
Volatility factor	85.00%
Expected life of option	3 years 5 months	4 years 9 months
Maximum [Member]
Risk-free interest rate	1.27%	0.77%
Volatility factor	90.00%
Expected life of option	7 years	5 years